Discontinued Operation	12 Months Ended
Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation

Note 15 — Discontinued Operation

During the year ended March 31, 2023, the Company’s wholly owned subsidiary, BF Beijing, disposed of its entire interest in Dandong BF. Dandong BF is principally engaged in the research, development and growing of Acer truncatum seedlings in Dandong City, Liaoning Province, in the northeastern region of the PRC.

Accordingly, the results relating to Dandong BF have been presented in the consolidated statements of operations and comprehensive income as “ loss from discontinued operations”. Dandong BF was not previously presented as discontinued operations for the year ended March 31, 2022, and thus the comparative statement of operations and comprehensive income has been re-presented to show the discontinued operation separately from continuing operations. Dandong BF was de-consolidated from the Company on September 30, 2022.

The results from the discontinued operation were as follows:

	For the period from April 1, 2022 to September 30, 2022 (date of disposal)	For the year ended March 31, 2022
Net sales	$—	$—
Cost of sales	510,298	426,695
Gross loss	510,298	426,695
Operating expenses	25,109	16,732
Other (income) expenses, net	73	(525)
Loss before income tax	535,480	442,902
Income tax expenses	—	—
Net loss for the period/year	$535,480	$442,902